Schedule of Segmented Information (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Segmented Information Schedule Of Segmented Information 1	$ 1,163,651
Segmented Information Schedule Of Segmented Information 2	2,152,984
Segmented Information Schedule Of Segmented Information 3	4,263,201
Segmented Information Schedule Of Segmented Information 4	362,952
Segmented Information Schedule Of Segmented Information 5	376,893
Segmented Information Schedule Of Segmented Information 6	456,513
Segmented Information Schedule Of Segmented Information 7	1,526,603
Segmented Information Schedule Of Segmented Information 8	2,529,877
Segmented Information Schedule Of Segmented Information 9	4,719,714
Segmented Information Schedule Of Segmented Information 10	0
Segmented Information Schedule Of Segmented Information 11	0
Segmented Information Schedule Of Segmented Information 12	3,418
Segmented Information Schedule Of Segmented Information 13	1,678,235
Segmented Information Schedule Of Segmented Information 14	1,922,894
Segmented Information Schedule Of Segmented Information 15	2,224,031
Segmented Information Schedule Of Segmented Information 16	1,678,235
Segmented Information Schedule Of Segmented Information 17	1,922,894
Segmented Information Schedule Of Segmented Information 18	2,227,449
Segmented Information Schedule Of Segmented Information 19	3,204,838
Segmented Information Schedule Of Segmented Information 20	4,452,771
Segmented Information Schedule Of Segmented Information 21	$ 6,947,163